OFFICE LEASE - RIGHT OF USE ASSET AND LEASE LIABILITY (Details 2) - CAD ($)		12 Months Ended
	May 01, 2021	Mar. 31, 2022
OFFICE LEASE - RIGHT OF USE ASSET AND LEASE LIABILITY
April 1, 2022 to March 31, 2023		$ 26,746
April 1, 2023 to March 31, 2024		28,056
April 1, 2024 to March 31, 2025		28,165
April 1, 2025 to March 31, 2026		28,165
May 1, 2026 to April 29, 2026		28,165
Total		2,347
Total undiscounted lease payments		113,479
Less: inputed interest		(23,452)
Lease liability	$ 100,877	$ 90,027